Redeemable Convertible Preferred Shares - Movements in Redeemable Convertible Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	¥ 2,743,144	¥ 2,357,079
Redemption value accretion	116,308	248,186
Foreign currency translation adjustment	73,634	137,879
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,933,086)
Balance at the end of the period	0	2,743,144
Series A-2 Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	102,743	89,814
Redemption value accretion	3,041	7,735
Foreign currency translation adjustment	2,747	5,194
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)
Balance at the end of the period	0	102,743
Series B Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	446,889	390,651
Redemption value accretion	15,642	33,646
Foreign currency translation adjustment	11,870	22,592
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(474,401)
Balance at the end of the period	0	446,889
Series C Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	2,193,512	1,876,614
Redemption value accretion	97,625	206,805
Foreign currency translation adjustment	59,017	110,093
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,350,154)
Balance at the end of the period	¥ 0	¥ 2,193,512